Property, construction in process and equipment, Carrying Amount and Security (Details) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment carrying amount [Abstract]
Carrying amount	$ 5,949,471,763	$ 4,192,349,691
Security [Abstract]
Security for bank loans	17,407,733,917	14,013,476,697
Land [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	673,294,661	499,302,461
Construction in Process [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	$ 5,276,177,102	$ 3,693,047,230